Provisions, contingent liabilities and other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Provisions and contingent liabilities
Schedule of detailed information about provisions

(a)This caption is made up as follows:

	As of					As of
	January 1,		Accretion		Sale of	December 31,
	2020	Changes	expense	Disbursements	mining unit	2020
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Closure of mining units and exploration projects (b)	252,305	32,200	6,848	(8,571)	(5,093)	277,689
Bonus to employees and officers	19,226	13,106	—	(15,119)	—	17,213
Environmental liabilities	6,305	(211)	—	(1,056)	—	5,038
Safety contingencies	5,205	(598)	—	(71)	—	4,536
Labor contingencies	3,777	442	—	(139)	—	4,080
Obligations with communities	3,509	96	—	—	—	3,605
Tax contingencies	382	2,728	—	—	—	3,110
Environmental contingencies	1,500	1,640	—	(266)	—	2,874
Board of Directors' participation	1,594	1,493	—	(1,500)	—	1,587
Workers’ profit sharing payable	69	57	—	—	—	126
Other provisions	635	(155)	—	—	—	480

	294,507	50,798	6,848	(26,722)	(5,093)	320,338

Classification by maturity:
Current portion	72,771					68,000
Non-current portion	221,736					252,338

	294,507					320,338

Closure Of Mining Units And Exploration Projects [Member]
Provisions and contingent liabilities
Schedule of detailed information about provisions

(b)Provision for closure of mining units and exploration projects -

The table below presents the movement of the provision for closure of mining units and exploration projects:

	2020	2019
	US$(000)	US$(000)

Beginning balance	252,305	225,877

Additions in estimates
Continuing mining units, note 11(a)	31,500	26,722
Exploration projects, note 26(a)	642	4,020
Discontinued mining units	58	1,912

Accretion expense
Continuing mining units, note 27(a)	6,424	10,266
Exploration projects, note 27(a)	248	124
Discontinued mining units, note 1(e)	176	266
Sale of mining unit, note 1(e)	(5,093)	—

Disbursements	(8,571)	(16,882)

Final balance	277,689	252,305

Classification by maturity:
Current portion	32,462	35,280
Non-current portion	245,227	217,025

	277,689	252,305

Minera Yanacocha SRL and subsidiary [Member]
Provisions and contingent liabilities
Schedule of detailed information about provisions

(a)This caption is made up as follows:

	2020	2019
	US$(000)	US$(000)

Provisions
Provision for mine closure and exploration projects (b)	1,738,428	1,608,380
Provision of social responsibility (c)	16,609	18,326
Other provisions	7,352	6,162
	1,762,389	1,632,868
Classification by maturity:
Current portion	101,786	45,317
Non-current portion	1,660,603	1,587,551
	1,762,389	1,632,868

Schedule of detailed information about provision for social responsibility

The movement of the provision for social responsibility for 2020, 2019 and 2018 is broken down as follows:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Opening balance	18,326	18,010	21,689
Additional provisions	—	888	—
Payments	(6)	(572)	(3,679)
Corrections	(1,711)	—	—
Ending balance	16,609	18,326	18,010

Classification by maturity
Current portion	1,728	761	8,351
Non-current portion	14,881	17,565	9,659

	16,609	18,326	18,010

Minera Yanacocha SRL and subsidiary [Member] | Closure Of Mining Units And Exploration Projects [Member]
Provisions and contingent liabilities
Schedule of detailed information about provision for closure of mining units and exploration projects

The movement of the provision for mine closure for 2020, 2019 and 2018 is broken down as follows:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Opening balance	1,608,380	1,294,464	1,234,731
Additional provisions	120,655	301,096	43,560
Payments	(22,656)	(23,889)	(19,842)
Unwinding of discount, note 22	32,049	36,709	36,015
Ending balance	1,738,428	1,608,380	1,294,464

Classification by maturity
Current portion	92,706	39,156	19,325
Non-current portion	1,645,722	1,569,224	1,275,139

	1,738,428	1,608,380	1,294,464

Sociedad Minera Cerro Verde S.A.A. [Member]
Provisions and contingent liabilities
Schedule of detailed information about provisions

	December 31,	December 31,
	2020	2019
	US$(000)	US$(000)

Current:
Provision for social commitments (a)	9,469	7,677
Provision for remediation and mine closure (b)	156	241
Total current	9,625	7,918

Non–current:
Provision for remediation and mine closure (b)	237,387	195,659
Provision for disputed mining royalties (c)	44,982	62,797
Other long-term liabilities (d)	22,455	12,117
Provision for legal contingencies (e)	1,924	4,800
Provision for social commitments (a)	1,226	3,046

Total non-current	307,974	278,419

(a)   The provision for social commitments is associated with repaving Alata-Congata Road (US$6.3 million) and an irrigation project in La Joya (US$4.4 million).

(b)   The Company’s mineral exploitation activities are subject to environmental protection standards. In order to comply with these standards, the Company has obtained the approval for the Environment Adequacy Program (PAMA) and for the Environmental Impact Studies (EIA), required for the operation of Cerro Verde’s production unit.

On October 14, 2003, Law 28090 was enacted, which regulates the commitments and procedures that entities involved in mining activities must follow in order to prepare, file and implement a mine site closure plan, as well as the respective environmental guarantees that assure compliance with the plan in accordance with protection, conservation and restoration of the environment. On August 15, 2005, the regulations regarding this law were approved.

During 2006, in compliance with the mentioned law, the Company completed the closure plans for its mine site, and presented it to the Ministry of Energy and Mines.

The closure plans for its mine site was approved by Resolution No 302‑2009 MEM-AAM and its modifications were approved by Resolution No 207‑2012 MEM-AAM, Resolution No 186‑2014 MEM-DGAAM and its last modification, Resolution No 032‑2018 MEM-DGAAM. As of December 31, 2020, pursuant to legal requirements, the Company has issued a letter of credit to the Ministry of Energy and Mines totaling US$59.4 million to secure mine closure plans.

The estimate of remediation and mine closure costs is based on studies prepared by independent consultants and based on current environmental regulations. This provision corresponds mainly to the activities to be performed in order to restore the areas affected by mining activities. The main tasks to be performed include ground removal, soil recovery, and dismantling of plant and equipment.

Schedule of detailed information about provision for closure of mining units and exploration projects

The table below presents the changes in the provision for remediation and mine closure:

	2020	2019
	US$(000)	US$(000)

Beginning balance	195,900	131,888
Accretion expense	4,196	4,048
Additions (see Note 7)	37,569	59,964
Progressive mine closure payments in hydrometallurgy process	(122)	—

Final balance	237,543	195,900